INTEREST-BEARING LOANS AND BORROWING (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of total liabilities

	2024	2023

Secured bank loans	96.9	111.6
Other secured loans	227.1	279.4
Lease liabilities	1,852.3	1,812.0
Non-current liabilities	2,176.3	2,203.0

Secured bank loans	18.4	14.9
Other secured loans	145.2	136.3
Lease liabilities	1,112.8	1,146.9
Current liabilities	1,276.4	1,298.1

Total	3,452.7	3,501.1

Schedule of debts

		2024			2023
Debt instruments	Average rate %	Non-current	Current	Average rate %	Non-current	Current
Debt denominated in USD - fixed rate	8.00%	-	3.8	14.00%	-	0.0
Debt denominated in CAD - floating rate	2.60%	-	-	-	-	-
Other Latin American currencies - fixed rate	12.98%	319.5	190.7	11.48%	281.0	124.6
Debt denominated in CAD - fixed rate	5.78%	289.7	149.6	5.63%	350.2	130.1
Reais debt - floating rate (TR)	9.48%	96.9	14.7	9.47%	111.6	13.4
Reais debt - ICMS fixed rate	2.92%	122.4	107.2	2.95%	194.3	103.2
Reais debt - ICMS floating rate	6.36%	104.7	38.0	6.56%	85.1	33.0
Reais debt - fixed rate	11.06%	1,243.1	772.4	11.17%	1,180.7	893.7
Total		2,176.3	1,276.4		2,203.0	1,298.1

Schedule of liabilities arising from financing activities

	2024		2023
	Non - current liabilities	Current liabilities	Non - current liabilities	Current liabilities
Opening balance	2,203.0	1,298.1	2,788.1	982.6
Proceeds	53.6	435.5	49.8	-
Payments	-	(604.7)	(0.8)	(226.6)
Exchange differences	116.4	55.6	(52.8)	(19.6)
Transfers between current and non-current	(1,009.9)	1,009.9	(1,238.0)	1,238.0
New lease agreements	775.6	428.9	629.5	524.4
Interest on leases	-	182.3	-	193.1
Lease payments	-	(1,513.0)	-	(1,373.2)
Other movements	37.6	(16.2)	27.2	(20.6)
Final balance	2,176.3	1,276.4	2,203.0	1,298.1

Schedule of maturity of contracts

						Balance as at December 31,
	2025	2026	2027	2028	>2029	2024
Secured bank loans	18.5	15.9	17.6	40.3	23.0	115.3
Other secured loans	145.2	136.0	73.9	7.0	10.2	372.3
Lease liabilities	1,112.8	869.2	496.4	294.0	192.7	2,965.1
	1,276.5	1,021.1	587.9	341.3	225.9	3,452.7

Schedule of average discount rate applied for IFRS 16

Rate %
Lease Term	2024
2024 - 2027	11.04%
2028 - 2035	11.21%